Fair Value Measurements - Schedule of Summary of Key Inputs (Details)	Jun. 30, 2026	Dec. 31, 2025	Dec. 24, 2025
Over-Allotment Option [Member]
Schedule of Summary of Key Inputs [Line Items]
Warrants and Rights Outstanding, Measurement Input			0.07
Volatility [Member]
Schedule of Summary of Key Inputs [Line Items]
Warrants and Rights Outstanding, Measurement Input			0.032
Volatility [Member] | Over-Allotment Option [Member]
Schedule of Summary of Key Inputs [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.025
Volatility [Member] | Public Warrants [Member]
Schedule of Summary of Key Inputs [Line Items]
Warrants and Rights Outstanding, Measurement Input	2.5		0.025
Expected term (years) [Member]
Schedule of Summary of Key Inputs [Line Items]
Warrants and Rights Outstanding, Measurement Input			0.12
Expected term (years) [Member] | Over-Allotment Option [Member]
Schedule of Summary of Key Inputs [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.12
Expected term (years) [Member] | Public Warrants [Member]
Schedule of Summary of Key Inputs [Line Items]
Warrants and Rights Outstanding, Measurement Input	2		2
Expected Volatility [Member]
Schedule of Summary of Key Inputs [Line Items]
Warrants and Rights Outstanding, Measurement Input			0.037
Expected Volatility [Member] | Over-Allotment Option [Member]
Schedule of Summary of Key Inputs [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.038
Exercise Price [Member]
Schedule of Summary of Key Inputs [Line Items]
Warrants and Rights Outstanding, Measurement Input			10
Exercise Price [Member] | Over-Allotment Option [Member]
Schedule of Summary of Key Inputs [Line Items]
Warrants and Rights Outstanding, Measurement Input		10
Fair Value of Over-Allotment Unit [Member]
Schedule of Summary of Key Inputs [Line Items]
Warrants and Rights Outstanding, Measurement Input			0.07
Fair Value of Over-Allotment Unit [Member] | Over-Allotment Option [Member]
Schedule of Summary of Key Inputs [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.06
Risk free rate (Continuous) [Member] | Public Warrants [Member]
Schedule of Summary of Key Inputs [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.9		0.039
Stock Price [Member] | Public Warrants [Member]
Schedule of Summary of Key Inputs [Line Items]
Warrants and Rights Outstanding, Measurement Input	9.85		9.85
Probability of De-SPAC and Market Adjustment [Member] | Public Warrants [Member]
Schedule of Summary of Key Inputs [Line Items]
Warrants and Rights Outstanding, Measurement Input	27		0.27